Convertible Debentures - Summary of Detailed Information about Convertible Debentures, Valuation Assumptions (Detail) - $ / shares		12 Months Ended
	May 28, 2024	Dec. 31, 2024	Dec. 31, 2023
2023 Debentures [member]
Convertible debentures [line items]
Volatility		40.00%	43.00%
Expected life		3.7 years	4.7 years
Risk free interest rate		4.05%	3.84%
Expected dividend yield		0.00%	0.00%
Credit spread		22.89%	16.60%
Underlying share price of the Company		$ 6.6	$ 7
Conversion exercise price		$ 6.76	$ 6.76
Exchange rate (C$:US$)		0.6952	0.7551
2024 Debentures [member]
Convertible debentures [line items]
Volatility	44.00%	40.00%
Expected life	5.0 years	4.4 years
Risk free interest rate	4.29%	4.04%
Expected dividend yield	0.00%	0.00%
Credit spread	22.12%	22.89%
Underlying share price of the Company	$ 7.94	$ 6.6
Conversion exercise price	$ 10.73	$ 10.73
Exchange rate (C$:US$)		0.6952	0.731